FRANK VALUE FUND

Investor Class Shares: FRNKX

Class C Shares: FNKCX

Institutional Class Shares: FNKIX

Supplement dated March 1, 2013
to the Statement of Additional Information dated November 1, 2012

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Regulation as a Commodity Pool Operator

The Adviser, with respect to the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations.  Accordingly, neither the Fund nor the Adviser is subject to registration or regulation as a commodity pool operator.

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This Supplement, and the Prospectus and Statement of Additional Information both dated November 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated November 1, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-869-1679 or by visiting www.frankfunds.com.